Financial assets and liabilities - Summary of Fair Value of Warrants (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) Year $ / shares shares	Jun. 30, 2024 USD ($) Year $ / shares shares
Warrants
Disclosure Of Financial Instruments [Line Items]
Fair value | $	$ 5,723,883	$ 4,647,075
Number of shares warrants granted to purchase (in shares) | shares	884,838	1,112,340
Warrants
Disclosure Of Financial Instruments [Line Items]
Share Price (in usd per share)	$ 10.89	$ 6.81
Exercise Price (in dollars per share)	$ 14.36
Dividend Yield	0.00%	0.00%
Expected Volatility	93.43%	91.91%
Risk Free Interest Rate	3.99%	4.38%
Fair value | $	$ 5,723,883	$ 4,647,075
Warrants | Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise Price (in dollars per share)		$ 7.24
Expected Term | Year	4	5
Fair value per warrant (in dollars per share)	$ 6.4688	$ 3.9352
Warrants | Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise Price (in dollars per share)		$ 14.36
Expected Term | Year		6
Fair value per warrant (in dollars per share)		$ 5.1211